Subsequent Events (Details)				12 Months Ended
	Mar. 08, 2017 USD ($) shares	Mar. 07, 2017 USD ($) guarantor $ / shares shares	Mar. 28, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 15, 2016 $ / shares	Apr. 29, 2016 USD ($)
Subsequent Event [Line Items]
Common stock, shares outstanding (shares) | shares				5,201,107	10,103,525
Term Loan				$ 5,330,000	$ 5,821,000
Issuance of common stock				$ 3,000,000
Common stock, par value (usd per share) | $ / shares				$ 0.04	$ 0.04	$ 0.04
2017 Private Offering [Member]
Subsequent Event [Line Items]
Warrants issued (in shares) | shares					1,388,889
Term Loan [Member] | April 17, 2015 Credit Agreement [Member]
Subsequent Event [Line Items]
Term Loan				$ 5,000,000	$ 3,676,000
Issuance of common stock			$ 100,000
Common stock, par value (usd per share) | $ / shares			$ 0.04
Line of Credit [Member] | 2016 Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Term Loan					3,603,000
Credit facility, maximum borrowing capacity					$ 7,000,000.0		$ 7,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding (shares) | shares		26,400,000
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member]
Subsequent Event [Line Items]
Common stock issued for acquisition (shares) | shares		10,448,849
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member] | 2017 Private Offering [Member]
Subsequent Event [Line Items]
Issuance of common stock		$ 3,500,000.0
Issuance of common stock (shares) | shares	1,712,500	2,000,000.0
Sale of common stock, price per share (in usd per share) | $ / shares		$ 0.80
Price of warrant per common share (in usd per share) | $ / shares		0.50
Strike price of warrant (in usd per share) | $ / shares		$ 1.35
Exercisable period of warrants		4 years
Blackout period to exercise warrants		6 months
Warrants issued (in shares) | shares	856,250
Proceeds from issuance of private placement	$ 1,400,000
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member] | Term Loan [Member] | April 17, 2015 Credit Agreement [Member]
Subsequent Event [Line Items]
Term Loan		$ 6,500,000
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member] | Line of Credit [Member] | 2016 Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		10,000,000.0
Credit facility, accordion feature during high-volume months		15,000,000.0
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member] | Guarantor Subsidiaries [Member] | Line of Credit [Member] | Seasonal Revolving Line of Credit
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		$ 2,000,000.0
Number of guarantors | guarantor		1
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage after acquisition		48.00%
Subsequent Event [Member] | Piper Merger Corp., Provant Health Solutions, LLC and Wellness Holdings, LLC [Member] | Affiliated Entity [Member] | 2017 Private Offering [Member]
Subsequent Event [Line Items]
Issuance of common stock	$ 1,750,000